Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 176,120	$ 466,377
Total current assets	176,120	466,377
Non-current assets
Investment in Bonanza project	2,874,972	810,000
Property and equipment	1,420	1,773
Total non-current assets	2,876,392	811,773
Total assets	3,052,512	1,278,150
Current liabilities
Accounts payable and accrued liabilities (Note 5)	40,099	84,677
Due to related parties	207,228	207,853
Notes payable, current	298,500	47,500
Total current liabilities	545,827	340,030
Notes payable, net of current portion (Note 5)	0	350,000
Total liabilities	545,827	690,030
Commitment (Note 9)	0	0
Stockholders' Equity
Common Stock, Value	27,638,254	25,026,940
Common stock issuable	160,000	27,500
Additional paid-in capital	5,339,652	4,795,431
Accumulated deficit	(30,631,221)	(29,261,751)
Total stockholders' equity	2,506,685	588,120
Total liabilities and stockholders' equity	$ 3,052,512	$ 1,278,150